DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operations Tables
Schedule of assets and liabilities of discontinued operations and results of operations from discontinued operations

Assets and liabilities of discontinued operations were as follows:

	December 31,
	2013	2012
Assets
Property, plant and equipment, net of accumulated depreciation	270,188	—
Investments in excess mortgage servicing rights at fair value	—	245,036
Intangibles, net of accumulated amortization	145,400	—
Goodwill	126,686	—
Cash and cash equivalents	31,811	—
Restricted cash	6,477	—
Receivables and other assets	110,184	33
Total assets of discontinued operations	$690,746	$245,069

Liabilities
Credit facilities, media	182,016	—
Purchase price payable on investments in excess mortgage servicing rights	—	59
Accounts payable, accrued expenses and other liabilities	113,251	421
Total liabilities of discontinued operations	$295,267	$480

Results of operations from discontinued operations were as follows:

	Year Ended December 31,
	2013	2012	2011
Interest income	$15,095	$27,508	$1,260
Interest expense	1,591	—	—
Net interest income	13,504	27,508	1,260

Other Revenues
Advertising income	38,757	—	—
Circulation income	16,649	—	—
Commercial printing and other income	6,231	—	—
Rental income	—	—	136
Total other revenues	61,637	—	136
Other Income (Loss)
Change in fair value of investments in excess mortgage servicing rights	3,894	—	—
Change in fair value of investments in equity method investees	885	—	—
Equity income in Local Media Group	1,870	—	—
Equity from investments in equity method investees	18,286	—	—
Other income (loss), net	(2,415)	17,421	428
	22,520	17,421	428
Expenses
Property operating expenses	15	26	177
Media operating expenses	49,092	—	—
General and administrative expense	4,004	5,735	1,086
Depreciation and amortization	3,845	—	—
Income tax expense	1,062	—	—
	58,018	5,761	1,263
Income from discontinued operations, net of tax	$39,643	$39,168	$561